Right-of-use assets	12 Months Ended
Dec. 31, 2019
Right-of-use assets
Right-of-use assets

9     Right-of-use assets

Leased
premises
$

As at January 1, 2019
Cost	2,616,773
Accumulated depreciation	—
Net book value	2,616,773

Year ended December 31, 2019
Opening net book value	2,616,773
Foreign exchange	(10,995)
Depreciation	(406,397)
Closing net book value	2,199,381

As at December 31, 2019
Cost	2,616,773
Accumulated depreciation	(417,392)
Net book value	2,199,381

The Company leases office premises in Mississauga, Canada and Vantaa, Finland. These lease agreements are typically entered into for four to ten-year periods.